RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

17. RELATED‑PARTY TRANSACTIONS

The Company has in place a registration rights agreement with its major shareholders that allows them to require the Company to register Class A shares held by them under the U.S. Securities Act of 1933, as amended (the “Securities Act”), under certain circumstances. In such circumstances, the Company is obliged to pay all expenses, other than underwriting commissions and discounts, relating to any such registration.

Following the sale of the controlling interest to Sberbank and the deconsolidation of Yandex.Money in July 2013, the Company retained a noncontrolling interest and significant influence over Yandex.Money’s business. The Company continues to use Yandex.Money for payment processing and to sublease to Yandex.Money part of its premises. The amount of revenues from subleasing and other services was RUB 78, RUB 91 and RUB 106 ($1.7) for the years ended December 31, 2014, 2015 and 2016, respectively. The amount of fees for online payment commissions was RUB 125, RUB 143 and RUB 173 ($2.9) for the years ended December 31, 2014, 2015 and 2016, respectively. As of December 31, 2015 and 2016, the amount of receivables related to payment processing was RUB 27 and RUB 47 ($0.8), respectively. The Company believes that the terms of the agreements with Yandex.Money are comparable to the terms obtained in arm’s‑length transactions with unrelated similarly situated customers and suppliers of the Company.

In 2016, the Group granted loans to certain senior employees in the amount of RUB 173 ($2.9) (Note 5). The loans bear interest rate of 8% per annum and mature in 2019.